PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following as of December 31, 2025 and 2024:

Details	2025	2024
Original cost: (*)
Land and buildings, including facility infrastructure	$491,099	$463,564
Machinery and equipment	4,694,587	4,281,817
	5,185,686	4,745,381
Accumulated depreciation:
Buildings, including facility infrastructure	(317,082)	(303,041)
Machinery and equipment	(3,405,548)	(3,155,718)
	(3,722,630)	(3,458,759)
	$1,463,056	$1,286,622

(*) Original cost includes ROU assets under capital lease in the amount of $140,308 and $153,159 as of December 31, 2025 and 2024, respectively. The depreciation expense of such assets amounted to $13,786 and $15,195 for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the original cost of land, buildings, machinery and equipment was presented net of investment grants, in the aggregate amount of approximately $285,000.